Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000025694 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000025694 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000025694 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000025694 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000025694 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000025694 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000025694 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000025694 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000025694 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000025694 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000025694 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000025694 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000025694 | Contingent Right
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000062556 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000062556 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000062556 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000062556 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000062556 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000062556 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000062556 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000062556 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000062556 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000062556 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000062556 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000062556 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000062556 | Contingent Right
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000062556 | Option
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000062556 | Futures
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000157800 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000157800 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000157800 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000157800 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000157800 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000157800 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000157800 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000157800 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000157800 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000157800 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000157800 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000157800 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000157800 | Futures
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000157800 | Right
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000157800 | Warrant
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000164403 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000164403 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000164403 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000164403 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000164403 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000164403 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000164403 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000164403 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000164403 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000164403 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000164403 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000164403 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000164403 | Right
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000164403 | Warrant
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000025696 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000025696 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000025696 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000025696 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000025696 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000025696 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000025696 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000025696 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000025696 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000025696 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000025696 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000025696 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000025696 | Option
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000025696 | Futures
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000025696 | Warrant
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000065218 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000065218 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000065218 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000065218 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000065218 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000065218 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000065218 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000065218 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000065218 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000065218 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000065218 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000065218 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	46.70%
C000065218 | Option
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000065218 | Futures
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000065218 | Right
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000065289 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000065289 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000065289 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000065289 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000065289 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000065289 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000065289 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000065289 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000065289 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000065289 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000065289 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000065289 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000065289 | Option
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000065289 | Futures
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000065289 | Right
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000025697 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000025697 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000025697 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000025697 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000025697 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000025697 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000025697 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000025697 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000025697 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000025697 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000025697 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000025697 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	51.40%
C000025697 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000025697 | U.S. Government Agency Mortgage
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000025697 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000025697 | U.S. Government Agency Security
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000025697 | Asset Backed Security
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000025698 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	97.70%
C000025698 | Futures
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000025698 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000025698 | Credit Default Swap
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000091786 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	51.90%
C000091786 | Option
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000091786 | Futures
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000091786 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	46.30%
C000091786 | U.S. Government Agency Security
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000091788 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000091788 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000091788 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000091788 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000091788 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000091788 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000091788 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000091788 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000091788 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000091788 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000091788 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000091788 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000091788 | Futures
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000091790 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000091790 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000091790 | Futures
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000091790 | U.S. Government Agency Mortgage
Holdings [Line Items]
Percent of Net Asset Value	81.70%
C000091790 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000091790 | Asset Backed Security
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000025699 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000025699 | General Obligation
Holdings [Line Items]
Percent of Net Asset Value	51.90%
C000025699 | Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	45.80%
C000025691 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000025691 | General Obligation
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000025691 | Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	59.70%
C000025691 | Certificates of Participation
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000025691 | Tax Allocation
Holdings [Line Items]
Percent of Net Asset Value	0.20%